UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number: 028-10320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100_
Signature, Place, and Date of Signing:

Claudia Belmessieri Menlo Park, CA January 27, 2004


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:  59
Form 13F Information Table Value Total:  $97,592


List of Other Included Managers:

No.   13F File Number        Name





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				FORM 13F INFORMATION TABLE

				CLASS			MktVal	 PRN	 INVST	OTH	VOTING AUTHORITY
NAME OF ISSUER		TITLE	CUSIP		x$100	  SHS	 AMT	 DSCRT	MGR	SOLE		SHR	NONE
------------------------------------------------------------------------------------------------------------

Avery Dennison Corp.	COM	053611109	 923	  16475 SH   SOLE			 16475		0	0
Bank of America Corp.	COM	060505104	 915    11380 SH   SOLE			 11380		0	0
Blackrock Advtg Term Tr	COM	09247A101	 356    31510 SH   SOLE			 31510		0	0
Blackrock CA Insd Muni	COM	09247G108	2273   133028 SH   SOLE			133028		0	0
Blackrock Invt Qlty	COM	09247J102	 355    36860 SH   SOLE			 36860		0	0
Blackrock Insd Muni	COM	09247K109	 321    18580 SH   SOLE			 18580		0	0
Blackrock Broad Invmnt	COM	09247Q106	 181    11355 SH   SOLE			 11355		0	0
Boston Properties Inc.	COM	101121101	2426    50336 SH   SOLE			 50336		0	0
Bristol-Myers Squibb	COM	110122108	1012    35380 SH   SOLE			 35380		0	0
CBRL Group Inc.		COM	12489V106	1729    45180 SH   SOLE			 45180		0	0
ChoicePoint Inc.		COM	170388102	1980    51988 SH   SOLE			 51988		0	0
Clorox Co.			COM	189054109	 980    20190 SH   SOLE			 20190		0	0
Coca-Cola Company		COM	191216100	1046    20620 SH   SOLE			 20620		0	0
Colgate Palmolive Co.	COM	194162103	 828    16540 SH   SOLE			 16540		0	0
Conagra Inc.		COM	205887102	1515    57425 SH   SOLE			 57425		0	0
Dentsply Intl Inc. New	COM	249030107	1986    43975 SH   SOLE			 43975		0	0
Equity Residential	COM	29476L107	2429    82326 SH   SOLE			 82326		0	0
Flowserve Corp.		COM	34354P105	 948    45408 SH   SOLE			 45408		0	0
General Electric Co.	COM	369604103	 937    30260 SH   SOLE			 30260		0	0
Genuine Parts Co.		COM	372460105	 931    28050 SH   SOLE			 28050		0	0
Hubbell Inc. Cl B		COM	443510201	1298    29425 SH   SOLE			 29425		0	0
ING Prime Rate Trust	COM	44977W106	 394    49715 SH   SOLE			 49715		0	0
Intuit Inc.			COM	461202103	2266    42825 SH   SOLE			 42825		0	0
Ishares MSCI Japan	COM	464286848	2258   234210 SH   SOLE			234210		0	0
Ishares MSCI EAFE		COM	464287465	2552    18658 SH   SOLE			 18658		0	0
Jacobs Engineering	COM	469814107	1850    38525 SH   SOLE			 38525		0	0
Jefferson Pilot Corp.	COM	475070108	1019    20120 SH   SOLE			 20120		0	0
Johnson & Johnson		COM	478160104	1990    38525 SH   SOLE			 38525		0	0
Kerr-Mc Gee Corp.		COM	492386107	2068    44491 SH   SOLE			 44491		0	0
Kimco Realty Corp.	COM	49446R109	2686    60015 SH   SOLE			 60015		0	0
Kraft Foods Inc.		COM	50075N104	1283    39825 SH   SOLE			 39825		0	0
Marsh & Mclennan Cos.	COM	571748102	 912    19035 SH   SOLE			 19035		0	0
Nasdaq 100 Tr		COM	631100104	5131   140730 SH   SOLE			140730		0	0
Newell Rubbermaid Inc.	COM	651229106	 964    42340 SH   SOLE			 42340		0	0
Newmont Mining Corp.	COM	651639106	 244     5025 SH   SOLE			  5025		0	0
Omnicare Inc.		COM	681904108	1084    26835 SH   SOLE			 26835		0	0
Oracle Corp.		COM	68389X105	 157    11900 SH   SOLE			 11900		0	0
Pan Pacific Retail	COM	69806L104	2614    54855 SH   SOLE			 54855		0	0
Pfizer Inc.			COM	717081103	1323    37460 SH   SOLE			 37460		0	0
Pitney-Bowes, Inc.	COM	724479100	 944    23230 SH   SOLE			 23230		0	0
Procter & Gamble Co.	COM	742718109	1027    10280 SH   SOLE			 10280		0	0
Regis Corp.			COM	758932107	1881    47605 SH   SOLE			 47605		0	0
Rouse Co.			COM	779273101	2725    57980 SH   SOLE			 57980		0	0
SCP Pool Corp.		COM	784028102	1282    39235 SH   SOLE			 39235		0	0
SPDR				COM	78462F103	5593    50265 SH   SOLE			 50265		0	0
San Juan Basin		COM	798241105	2717   125250 SH   SOLE			125250		0	0
Sara Lee Corp.		COM	803111103	1071    49320 SH   SOLE			 49320		0	0
Simon Property Grp Inc.	COM	828806109	2604    56200 SH   SOLE			 56200		0	0
streetTRACKS Willshire	COM	86330E604	4154    27756 SH   SOLE			 27756		0	0
SunGard Data Sys. Inc.	COM	867363103	1973    71210 SH   SOLE			 71210		0	0
Toro Company		COM	891092108	1826    39360 SH   SOLE			 39360		0	0
Unilever N V		COM	904784709	 981    15120 SH   SOLE			 15120		0	0
Unitedhealth Group Inc.	COM	91324P102	2038    35035 SH   SOLE			 35035		0	0
Vodafone Group Plc	COM	92857W100	2596   103665 SH   SOLE			103665		0	0
Wal-Mart Stores, Inc.	COM	931142103	1045    19695 SH   SOLE			 19695		0	0
Wells Fargo & Co (New)	COM	949746101	1100    18685 SH   SOLE			 18685		0	0
Werner Enterprises Inc.	COM	950755108	1284    65896 SH   SOLE			 65896		0	0
Westpac Banking ADS	COM	961214301	2293    37950 SH   SOLE			 37950		0	0
RenaissanceRe Holdings	COM	G7496G103	2294    46769 SH   SOLE			 46769		0	0
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